Schedule of Principal Payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 7,787
2027	19,133
2028	14,660
2029	34,960
2030 and thereafter	4,750
Total	$ 81,290